Subsequent Events (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jul. 15, 2021	Apr. 06, 2021	Mar. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Jul. 26, 2021	Apr. 07, 2021	Apr. 05, 2021	Jan. 15, 2021	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Business combination acquired amount							$ 347,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 30,000,000
Aria Energy LLC [Member]
Subsequent Events (Details) [Line Items]
Bear interest rate					6.00%					7.50%
Business combination acquired amount							680,000,000
Promissory notes					$ 102,831,000					$ 102,831,000
Subsequent event, description				The transaction is expected to close in the third quarter of 2021 and plans to be listed on the NYSE under the ticker symbol “LFG”. The Company is being acquired for approximately $680 million. Archaea Energy LLC is being acquired for $347 million.	The transaction is expected to close in the third quarter of 2021 and plans to be listed on the NYSE under the ticker symbol “LFG”. The Company is being acquired for approximately $680 million. Archaea Energy LLC is being acquired for $347 million.
Membership interests, percentage			100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Business combination acquired amount							347,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Aria Energy LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Business combination acquired amount							$ 680,000,000
Series of Individually Immaterial Business Acquisitions [Member] | PEI Power LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Business acquisiton, description		the Company completed the acquisition of PEI Power LLC (PEI), and upon the final closing, the Company paid an aggregate of approximately $29,768,000 (including $2,456,000 deposited to the escrow account), and assumed liabilities totaling approximately $460,000 for all of PEI’s assets. PEI is a biogas fuel combustion power generating facility with a combined of capacity approximately 85 MW located in Archbald, PA.
Senior Secured Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount								$ 60,828,000	$ 72,542,000
Bear interest rate								4.47%	3.75%
Promissory Notes [Member]
Subsequent Events (Details) [Line Items]
Secured promissory notes, description				(a) the one-year anniversary of the respective issuance date (July 15, 2022 or July 26, 2022), (b) closing date of the Business Combination Agreement discussed above, or (c) the date on which all amounts under Promissory Notes shall become due and payable in the event of the Company’s default. The Promissory Notes bearing interest at 20% per annum include a guaranteed minimum interest payment of approximately $1,000,000 in aggregate. Based on the expected business combination transaction close date in the third quarter of 2021, the Company anticipates repayment to occur in the third quarter of 2021.
Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bear interest rate	20.00%					7.50%
Aggregate principal amount	$ 16,500,000
Promissory notes						$ 13,500,000